UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)
Municipal Investments 97.9%
Arizona 1.7%
Arizona, Salt River Pima-Maricopa Indian Community, 0.3% *, 10/1/2025, Bank of America NA (a)	2,170,000	2,170,000
California 2.8%
California, Statewide Communities Development Authority Revenue, Azusa Pacific University Project, 2.6% *, 4/1/2039, Allied Irish Bank PLC (a)	1,550,000	1,550,000
California, Statewide Communities Development Authority Revenue, Butte County, Series A-1, 2.0%, 6/30/2011	1,400,000	1,414,720
Orange County, CA, Water District, 0.3%, 11/4/2010	600,000	600,000

		3,564,720
Colorado 5.5%
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.42% *, 8/1/2017, Wells Fargo Bank NA (a)	1,720,000	1,720,000
Colorado Springs, CO, Utilities Revenue, Series A, 0.32% *, 11/1/2023	5,300,000	5,300,000

		7,020,000
District of Columbia 2.5%
District of Columbia, Family & Child Services Revenue, 0.5% *, 7/1/2041, Bank of America NA (a)	3,145,000	3,145,000
Florida 5.9%
Hillsborough County, FL, Aviation Authority Revenue, 0.39%, 12/8/2010	2,555,000	2,555,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.33% *, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.34% *, 12/1/2023, Bank of America NA (a)	3,900,000	3,900,000

		7,565,000
Georgia 0.4%
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.35% *, 1/1/2048, Dexia Credit Local (a)	500,000	500,000
Illinois 7.8%
Illinois, Education Facilities Authority Revenue:
Series N, 0.29%, 10/6/2010	5,350,000	5,350,000
Series N, 0.3%, 10/5/2010	915,000	915,000
Illinois, Finance Authority Revenue, Clare Oaks, Series D, 0.3% *, 11/1/2040, Sovereign Bank FSB (a)	1,300,000	1,300,000
University of Illinois Revenue, "A", 144A, 0.28% *, 4/1/2035 (b)	2,300,000	2,300,000

		9,865,000
Iowa 0.8%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 0.32% *, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
Kansas 0.4%
Overland Park, KS, Development Corp. Revenue, Series A, Prerefunded 1/1/11 @ 101, 7.375%, 1/1/2032	500,000	513,588
Kentucky 5.7%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 1.07% *, 10/15/2014	1,700,000	1,700,000
Series B-2, 1.07% *, 10/15/2014	1,150,000	1,150,000
Series B-3, 1.07% *, 10/15/2014	4,375,000	4,375,000

		7,225,000
Maryland 0.2%
Maryland, State Capital Improvement, Series A, 5.25%, 2/15/2011	300,000	305,539
Massachusetts 11.7%
Falmouth, MA, Revenue Anticipation Notes, 1.5%, 3/4/2011	4,000,000	4,012,703
Marion, MA, Bond Anticipation Notes, 144A, 1.5%, 12/10/2010	4,750,000	4,759,518
Massachusetts, Bay Transportation Authority, 0.38%, 10/14/2010	6,125,000	6,125,000

		14,897,221
Michigan 6.1%
Michigan, Finance Authority Revenue, State Aid Notes, Series D-3, 144A, 2.0%, 8/22/2011, Scotiabank (a)	2,000,000	2,029,294
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.28% *, 11/1/2030, Comerica Bank (a)	780,000	780,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series F-8, 0.36% **, 11/15/2049	5,000,000	5,000,000

		7,809,294
Minnesota 0.6%
University of Minnesota, Special Purpose Revenue, Biomedical Science Research Facilities Funding Program, Series A, 3.0%, 8/1/2011	695,000	710,011
New Hampshire 2.0%
New Hampshire, Health & Education Facilities Authority Revenue, Bishop Guertin High School, 3.0% *, 9/1/2032, Allied Irish Bank PLC (a)	1,500,000	1,500,000
New Hampshire, Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.27% *, 10/1/2013, TD Bank NA (a)	1,000,000	1,000,000

		2,500,000
New York 5.3%
New York, Metropolitan Transportation Authority Revenue, Series 2-B, 0.33%, 2/4/2011, Barclays Bank PLC (a)	3,500,000	3,500,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722, 144A, 0.27% *, 7/1/2016	1,300,000	1,300,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.28% *, 5/15/2036	2,000,000	2,000,000

		6,800,000
North Carolina 1.4%
North Carolina, Capital Facilities Finance Agency, Exempt Facilities Revenue, Republic Services, Inc., 0.27% *, 9/1/2025, Bank of America NA (a)	600,000	600,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster, Inc., Series C, 0.3% *, 10/1/2014, Sovereign Bank FSB (a)	1,150,000	1,150,000

		1,750,000
Oklahoma 2.0%
Oklahoma, State Turnpike Authority Revenue, Series B, 0.3% *, 1/1/2028	2,500,000	2,500,000
Oregon 4.0%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/30/2011	5,000,000	5,059,743
Pennsylvania 3.9%
Bethlehem, PA, Area School District Authority Revenue, RBC Municipal Products, Inc. Trust Certificates, Series E-12, 144A, 0.27% **, 1/5/2012, Royal Bank of Canada (a)	5,000,000	5,000,000
Puerto Rico 0.8%
Puerto Rico, Commonwealth Highway & Transportation Authority Revenue, Series DCL 019, 144A, 0.42% *, 1/1/2029, Dexia Credit Local (a) (b)	1,000,000	1,000,000
South Dakota 3.8%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.4% *, 8/1/2029	4,830,000	4,830,000
Tennessee 3.3%
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, 0.32% *, 7/1/2038, Bank of America NA (a)	2,950,000	2,950,000
Nashville & Davidson County, TN, Metropolitan Government, Industrial Development Board Revenue, YMCA Project, 0.32% *, 12/1/2027, Bank of America NA (a)	1,200,000	1,200,000

		4,150,000
Texas 6.0%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.51% *, 6/30/2020	4,100,000	4,100,000
North East, TX, Independent School District, Series 2355, 144A, 0.27% *, 8/1/2015	1,180,000	1,180,000
Texas, A&M University Revenues, Barclays Capital Municipal Trust Receipts, Series 40B, 144A, 0.28% *, 5/15/2027	2,350,000	2,350,000

		7,630,000
Utah 7.1%
Davis County, UT, Tax & Revenue Anticipation Notes, 2.0%, 12/30/2010	6,500,000	6,526,721
Utah, Housing Corp., Single Family Mortgage Revenue, Series 1, 144A, 0.5%, Mandatory Put 12/29/10 @ 100, 7/1/2039	2,500,000	2,500,000

		9,026,721
Virginia 3.4%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.27% *, 10/1/2037, Branch Banking & Trust (a)	1,180,000	1,180,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond, Series B, 0.35%, Mandatory Put 2/1/11 @ 100, 2/26/2039	3,100,000	3,100,000

		4,280,000
Washington 1.2%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.4% *, 9/1/2035, US Bank NA (a)	1,575,000	1,575,000
Wyoming 1.6%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series A, 0.5% *, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	2,000,000	2,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $124,391,837) †	97.9	124,391,837
Other Assets and Liabilities, Net	2.1	2,626,525

Net Assets	100.0	127,018,362

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2010.

**
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†	The cost for federal income tax purposes was $124,391,837.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Municipal Corp.	0.8
National Public Finance Guarantee Corp.	1.9

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FSB: Federal Savings Bank
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$124,391,837	$—	$124,391,837
Total	$—	$124,391,837	$—	$124,391,837

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010